GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 16    -       GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Sales by Geographic Area (as Percentage of Total Sales):

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	%	%	%

Taiwan, R.O.C.	32	37	33
China	28	21	19
USA	16	23	23
Korea	13	11	17
Other	11	8	8
Total	100	100	100

Revenues are attributed to countries based on the geographic location of the customer.

B.	Sales by Major Customers (as Percentage of Total Sales):

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	%	%	%

Customer A	23	31	26
Customer B	12	21	24

C.	Long-lived assets by geographic location:

	As of December 31,
	2 0 2 2	2 0 2 1
	%	%

Israel	66	74
US	20	19
Other	14	7
Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net and operating lease right-of-use assets.